CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net loss		$ (336)	$ (22,397)	$ (107,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		85	122	219
Share-based compensation		5,143	1,757	1,237
Change in fair value of contingent consideration	$ (4,600)	(56,840)	(11,180)	71,620
Intangibles impairment charge		31,700	0	0
Changes in operating assets and liabilities:
Accounts receivable (net)		(24,493)	0	0
Prepaid expenses and other current assets		(17,964)	(1,304)	(5,188)
Accounts payable		(249)	1,200	535
Accrued expenses and other liabilities		(4,424)	(2,035)	1,556
Deferred revenue		(1,500)	3,000	0
Net cash provided by (used in) operating activities		(68,878)	(30,837)	(37,521)
Cash Flows from Investing Activities:
Purchases of equipment		(4)	(8)	(136)
Net cash used in investing activities		(4)	(8)	(136)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock and common stock warrants, net of issuance costs		0	0	27,833
Proceeds from exercises of common stock warrants		1,126	131	5,481
Proceeds from issuance of common stock under ATM Offering, net of issuance costs		174,962	37,958	1,936
Proceeds from exercises of stock options		42	13	98
Proceeds from sale of common stock pursuant to ESPP		0	11	8
Net cash provided by financing activities		176,129	38,113	35,356
Net (decrease) increase in cash, cash equivalents and restricted cash		107,247	7,268	(2,301)
Cash, cash equivalents and restricted cash - beginning of period	175,256	55,409	48,141	50,442
Cash, cash equivalents and restricted cash - end of period	162,656	162,656	55,409	48,141
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	162,636	162,636	52,389	48,121
Short term restricted cash	0	0	3,000	0
Long term restricted cash	20	20	20	20
Total cash, cash equivalents and restricted cash	$ 162,656	162,656	55,409	48,141
Supplemental cash flow disclosure:
Cash paid for amounts included in the measurement of lease liabilities		174	154	153
Supplemental disclosure of non-cash operating activities:
Right-of-use assets related to the adoption of ASC 842		0	0	236
Right-of-use assets obtained in exchange for lease obligations		0	290	0
Supplemental disclosure of non-cash financing activities:
Deemed Dividend on adjustment of exercise price on certain warrants		$ 0	$ 147	$ 0